Deconsolidation of Subsidiary (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Deconsolidation of Subsidiary [Abstract]
Schedule of loss attributable to the company on deconsolidation of a subsidiary	Presently, absent United States operations, the Company has agreed to not to acquire shares of Lytus Technologies Inc., however, it would continue to consolidate balances to the extent it relates to the transactions for or on behalf of the Company.
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended September 30, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
Lytus Inc. share capital at disposal	1,000
Add: Retained earnings at disposal date	—
Total of Net assets at disposal	1,000
Group Share – 100%	1,000
Less Goodwill at acquisition date	—
Total Loss on deconsolidation date	(1,000)
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)
Loss attributable to the Company on deconsolidation of a Subsidiary:
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)
For the year ended March 31, 2022
($)
Fair Value Consideration receivable/received	—
Less ; Lytus BVI (Groups) share of net assets at disposal
DDC share capital at disposal	1,328
Add : Retained earnings at disposal date	(165,453)
Total of Net assets at disposal	(164,125)
Group Share – 51%	(83,704)
Less Goodwill at acquisition date	308,802
Total loss on deconsolidation date	(225,098)

Schedule of Consolidated Financial Statements	The consolidated financial statements of the Company as of and for the year ended March 31, 2021 and March 31, 2020, includes the financial statements of DDC CATV. The financial statement line items as included have been disclosed below.
Financial Statement Line Items	March 31, 2021	March 31, 2020
	(US$)	(US$)
Total revenue	1,568,078	—
Total expenses	1,644,560	—
Loss before tax	(76,482)	—
Tax expenses	2,560	—
Loss after tax	79,042	—
Other comprehensive loss, net of tax	25,364	—
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	(189,489)	(85,083)